Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000193426 | Call XSP October 76.10 10/14/2025
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000193426 | Call XSP March 70.75 03/13/2026
Holdings [Line Items]
Percent of Net Asset Value	10.16%
C000193426 | Call XSP May 78.55 05/14/2026
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000193426 | Call XSP November 78.25 11/14/2025
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000193426 | Call XSP June 81.80 06/12/2026
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000193426 | Call XSP 84.05 07/14/2026
Holdings [Line Items]
Percent of Net Asset Value	8.58%
C000193426 | Call XSP Febuary 73.53 02/13/2026
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000193426 | Call XSP April 76.65 04/14/2026
Holdings [Line Items]
Percent of Net Asset Value	7.14%
C000193426 | Call XSP August 86.15 08/14/2026
Holdings [Line Items]
Percent of Net Asset Value	6.84%
C000193426 | Call XSP Jan 79.78 01/14/2026
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000193426 | United States
Holdings [Line Items]
Percent of Net Asset Value	123.56%
C000193426 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000193426 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	121.28%
C000193426 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(23.56%)
C000241324 | Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Envision Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Rain Carbon, Inc. 09/01/2029 12.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241324 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241324 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241324 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241324 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241324 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000241324 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000241324 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241324 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000241324 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000241324 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241324 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241324 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241324 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241324 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241325 | Global Medical Response TL B 10/02/2028 1M SOFR + 3.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | CCO Holdings LLC / CCO Holdings Capital Corp. 01/15/2034 4.25%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Akumin, Inc. 08/01/2027 9.00 (1.00 PIK)%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Envision Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Rain Carbon, Inc. 09/01/2029 12.25%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Genesis Energy LP / Genesis Energy Finance Corp. 05/15/2033 8.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Icahn Enterprises LP / Icahn Enterprises Finance Corp. 06/15/2030 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000241325 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241325 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241325 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000241325 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000241325 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000241325 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000241325 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000241325 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241325 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000241325 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000241325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241325 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241325 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241325 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241325 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000203691 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000203691 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000203691 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000203691 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000203691 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203691 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203691 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000203691 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000203691 | Johnson County Public Building Commission 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000203691 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000203691 | Carret | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000203691 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000203691 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203691 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000203691 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203691 | Revenue Bonds5.00551830BH
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000203691 | Certificate Participation3.0047849KHG
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000203691 | Revenue Bonds5.00982674KV
Holdings [Line Items]
Percent of Net Asset Value	9.77%
C000203691 | Revenue Bonds5.00485424SK
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000203691 | Revenue Bonds4.00484669AL
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000203691 | General Obligation Unltd5.375700222YF
Holdings [Line Items]
Percent of Net Asset Value	39.69%
C000203690 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000203690 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000203690 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000203690 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000203690 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203690 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000203690 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000203690 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000203690 | Johnson County Public Building Commission 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000203690 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000203690 | Carret | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000203690 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000203690 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000203690 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000203690 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000203690 | Revenue Bonds5.00551830BH
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000203690 | Certificate Participation3.0047849KHG
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000203690 | Revenue Bonds5.00982674KV
Holdings [Line Items]
Percent of Net Asset Value	9.77%
C000203690 | Revenue Bonds5.00485424SK
Holdings [Line Items]
Percent of Net Asset Value	10.11%
C000203690 | Revenue Bonds4.00484669AL
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000203690 | General Obligation Unltd5.375700222YF
Holdings [Line Items]
Percent of Net Asset Value	39.69%
C000225205 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000225205 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000225205 | Baxter International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000225205 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225205 | Estee Lauder Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225205 | DuPont de Nemours, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000225205 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | Becton Dickinson & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000225205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000225205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.55%
C000225205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000225205 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.33%
C000225205 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000225205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000225205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.54%
C000225205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.99%
C000225205 | Sector: Other Assets and Liabilities 4
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000225205 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.27%
C000225205 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000225903 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000225903 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000225903 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000225903 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000225903 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000225903 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000225903 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000225903 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000225903 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000225903 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000225903 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000225903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000225903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000225903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000225903 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000225903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000225903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000225903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000225903 | Sector: Other Assets and Liabilities 3
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000168469 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.31%
C000168469 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.25%
C000168469 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000168469 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000168469 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000168469 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000168469 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000168469 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000168469 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000168469 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000168469 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000168469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.67%
C000168469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.42%
C000168469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.15%
C000168469 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000168469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.42%
C000168469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000168469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000168469 | Sector: Other Assets and Liabilities 3
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000159698 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.24%
C000159698 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159698 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000159698 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159698 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.33%
C000159698 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000159698 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000159698 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000159698 | IQVIA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000159698 | Anheuser-Busch InBev SA/NV - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000159698 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.05%
C000159698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000159698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.43%
C000159698 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000159698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000159698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000159698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.41%
C000159698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000159698 | Sector: Other Assets and Liabilities 3
Holdings [Line Items]
Percent of Net Asset Value	6.15%
C000159696 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000159696 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000159696 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000159696 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000159696 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000159696 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159696 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000159696 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000159696 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000159696 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000159696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000159696 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000159696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000159696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.94%
C000159696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.81%
C000159696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000159696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.63%
C000159696 | Sector: Other Assets and Liabilities 3
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000159697 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.35%
C000159697 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000159697 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000159697 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.13%
C000159697 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000159697 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159697 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000159697 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000159697 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000159697 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000159697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000159697 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000159697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.74%
C000159697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.94%
C000159697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.81%
C000159697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.33%
C000159697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.63%
C000159697 | Sector: Other Assets and Liabilities 3
Holdings [Line Items]
Percent of Net Asset Value	1.61%